Stock-based Compensation - Restricted Stock Units (Details) - Restricted Stock Units - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Shares
Shares Unvested RSUs, Beginning balance (in shares)	1	1	1	4
Shares, Granted (in shares)	0	0	0
Shares, Vested (in shares)			0	(3)
Shares Non-vested RSUs, Ending balance (in shares)	1		1	1
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Unvested RSUs, Beginning balance (in dollars per share)	$ 96,178.50	$ 7,505.04	$ 7,505.04	$ 10,100.7
Weighted Average Grant Date Fair Value, Vested (in dollars per share)			(9,333.94)	(11,298.98)
Weighted Average Grant Date Fair Value, Non-vested RSUs, Ending balance (in dollars per share)	$ 96,178.5		$ 96,178.50	$ 7,505.04
Additional disclosures
Vested and undistributed			2	2
Number of shares not issued				1
Unrecognized compensation costs	$ 11		$ 18
Recognition period	5 months 1 day		8 months 12 days